UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7264
Greater China Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of November 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 17.3%
Airlines — 0.7%
China Southern Airlines Co., Ltd. (1)	1,930,000	$793,610
		$793,610
Auto Manufacturer — 0.9%
Denway Motors, Ltd.	2,781,000	998,117
		$998,117
Computers — 0.9%
Lenovo Group, Ltd.	2,860,000	989,411
		$989,411
Cosmetics & Toiletries — 1.1%
Hengan International Group Co., Ltd.	1,846,000	1,139,790
		$1,139,790
Insurance — 1.3%
China Insurance International Holdings Co., Ltd.	3,022,000	1,357,594
		$1,357,594
Metals - Industrial — 1.0%
Aluminum Corp. of China, Ltd.	1,698,000	1,080,547
		$1,080,547
Mining — 2.8%
Yanzhou Coal Mining Co., Ltd.	1,232,000	1,878,951
Zijin Mining Group Co., Ltd.	2,532,000	1,194,908
		$3,073,859
Oil Companies-Integrated — 1.9%
PetroChina Co., Ltd.	3,566,000	2,007,043
		$2,007,043
Real Estate Operating/Development — 0.8%
Beijing Capital Land, Ltd.	3,168,000	886,202
		$886,202
Semiconductor Components/Integrated Circuits — 1.8%
Semiconductor Manufacturing International Corp. (1)	8,009,000	1,927,604
		$1,927,604

Telecommunication Services — 2.4%
China Telecom Corp., Ltd.	6,988,000	$2,574,349
		$2,574,349
Textiles — 1.7%
Weiqiao Textile Co., Ltd.	1,224,000	1,847,168
		$1,847,168

Total China (identified cost $15,951,656)		$18,675,294

Hong Kong — 56.6%
Apparel and Accessories — 1.9%
Ports Design, Ltd.	4,144,000	2,011,793
		$2,011,793
Applications Software — 0.7%
Kingdee International Software Group Co., Ltd.	2,650,000	757,094
		$757,094
Audio/Video Products — 1.5%
Skyworth Digital Holdings, Ltd.	4,636,000	1,610,770
		$1,610,770
Banks — 5.1%
Dah Sing Financial Holdings, Ltd.	274,882	2,148,236
HSBC Holdings PLC	196,000	3,343,145
		$5,491,381
Beauty & Healthcare — 0.7%
Sau San Tong Holdings, Ltd.	5,402,000	701,653
		$701,653
Chemicals - Diversified — 1.0%
Kingboard Chemical Holdings, Ltd.	484,000	1,053,408
		$1,053,408
Computers & Peripherals — 0.8%
TPV Technology, Ltd.	1,422,000	833,915
		$833,915
Consumer Electronics — 2.0%
GOME Electrical Appliances Holdings, Ltd. (1)	2,466,000	2,156,495
		$2,156,495

Distribution/Wholesale — 3.5%
Esprit Holdings, Ltd.	582,000	$3,195,979
IDS Group PLC	397,000	178,692
Linmark Group, Ltd.	1,086,000	352,645
		$3,727,316
Diversified Operations — 17.6%
Jardine Matheson Holdings, Ltd.	362,204	6,048,807
NWS Holdings, Ltd.	886,000	1,296,268
Shun Tak Holdings, Ltd.	4,206,000	4,273,098
Swire Pacific, Ltd. - Class A	464,000	3,719,418
Swire Pacific, Ltd. - Class B	660,000	907,092
Wharf Holdings, Ltd.	758,000	2,695,713
		$18,940,396
Electric - Integrated — 3.9%
CLP Holdings, Ltd.	740,000	4,249,913
		$4,249,913
Furniture and Appliances — 1.4%
Chitaly Holdings, Ltd.	2,062,000	1,559,664
		$1,559,664
Gas Production & Distribution — 2.5%
Hong Kong and China Gas Co., Ltd.	1,316,000	2,708,337
		$2,708,337
Hotels and Motels — 1.0%
Shangri-La Asia, Ltd.	878,000	1,122,941
		$1,122,941
Metals - Industrial — 0.9%
Asia Aluminum Holdings, Ltd.	8,582,000	990,052
		$990,052
Oil Companies - Exploration & Production — 3.5%
CNOOC, Ltd.	4,650,000	2,640,027
Titan Petrochemicals Group, Ltd. (1)	9,340,000	1,090,173
		$3,730,200
Optical Products — 0.9%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	1,008,340
		$1,008,340

Real Estate Operating/Development — 5.2%
Hopewell Holdings, Ltd.	1,127,000	$2,921,501
Kerry Properties, Ltd.	1,261,683	2,701,876
		$5,623,377
Retail - Specialty and Apparel — 1.5%
Dickson Concepts International, Ltd.	1,399,200	1,623,586
		$1,623,586
Transportation & Logistics — 1.0%
COSCO Pacific, Ltd.	596,000	1,066,328
		$1,066,328

Total Hong Kong (identified cost $42,129,490)		$60,966,959

Japan — 0.1%
Electronic Components - Miscellaneous — 0.1%
Sansui Electric Co., Ltd. (1)	350,000	102,402
		$102,402

Total Japan (identified cost $114,171)		$102,402

Taiwan — 23.8%
Banks — 4.4%
Bank of Kaohsiung	2,786,300	1,955,612
Taishin Financial Holdings Co., Ltd.	3,096,036	2,795,754
		$4,751,366
Business Services - Miscellaneous — 1.0%
Taiwan Secom Co., Ltd.	976,000	1,120,132
		$1,120,132
Chemicals — 0.8%
Taiwan Fertilizer Co., Ltd.	917,000	877,270
		$877,270
Chemicals - Plastics — 1.7%
Formosa Plastics Corp.	1,164,561	1,855,758
		$1,855,758
Computers — 2.1%
Acer, Inc.	1,445,758	2,201,807
		$2,201,807

Electronic Components - Miscellaneous — 1.7%
AU Optronics Corp.	1,430,000	$1,865,925
		$1,865,925
Engineering and Construction — 0.9%
Continental Engineering Corp.	2,186,880	963,367
		$963,367
Insurance — 2.3%
Cathay Financial Holding Co., Ltd.	1,283,000	2,460,249
		$2,460,249
Semiconductor Components/Integrated Circuits — 1.8%
Mediatek, Inc.	117,000	746,440
United Microelectronics Corp. (1)	1,906,000	1,173,409
		$1,919,849
Software — 1.0%
Soft-World International Corp.	608,519	1,039,904
		$1,039,904
Telecommunications Services — 6.1%
Chunghwa Telecom Co., Ltd.	2,239,000	4,437,137
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,127,829
		$6,564,966

Total Taiwan (identified cost $23,347,613)		$25,620,593

Total Common Stocks (identified cost $81,542,930)		$105,365,248

Total Investments — 97.8% (identified cost $81,542,930)		$105,365,248

Other Assets, Less Liabilities — 2.2%		$2,424,279

Net Assets — 100.0%		$107,789,527

(1)           Non-income producing security.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	5.6%	$6,048,807
Chunghwa Telecom Co., Ltd.	Telecommunications Services	4.1	4,437,137
Shun Tak Holdings, Ltd.	Diversified Operations	4.0	4,273,098
CLP Holdings, Ltd.	Electric - Integrated	3.9	4,249,913
Swire Pacific, Ltd. - Class A	Diversified Operations	3.5	3,719,418
HSBC Holdings PLC	Banks	3.1	3,343,145
Esprit Holdings, Ltd.	Distribution/Wholesale	3.0	3,195,979
Hopewell Holdings, Ltd.	Real Estate Operating/Development	2.7	2,921,501
Taishin Financial Holdings Co., Ltd.	Banks	2.6	2,795,754
Hong Kong and China Gas Co., Ltd.	Gas Production & Distribution	2.5	2,708,337

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments

Company	Percentage of Net Assets	Value
Diversified Operations	17.6%	$18,940,396
Banks	9.5	10,242,747
Telecommunications Services	6.1	6,564,966
Real Estate Operating/Development	6.0	6,509,579
Electric - Integrated	3.9	4,249,913
Semiconductor Components/Integrated Circuits	3.6	3,847,453
Insurance	3.5	3,817,843
Oil Companies - Exploration & Production	3.5	3,730,200
Distribution/Wholesale	3.5	3,727,316
Computers	3.0	3,191,218

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,542,930
Gross unrealized appreciation	$24,490,749
Gross unrealized depreciation	(668,431)
Net unrealized appreciation	$23,822,318

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 24, 2005

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 24, 2005